RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Related Party Transactions [Abstract]
Revenues	$ 2,908	$ 1,151
Research and development from related party	$ 32	$ 47